Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities
Net income	$ 188,346	[1]	$ 157,197	[1]	$ 126,495	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	111,904	[1]	91,010	[1]	90,692	[1]
Deferred income taxes	2,604	[1]	9,588	[1]	50	[1]
Changes in assets and liabilities:
(Increase) decrease in accounts receivable, net	(881)	[1]	424	[1]	2,669	[1]
Increase (decrease) in accounts and natural gas imbalance payables and accrued liabilities, net	23,092	[1]	2,734	[1]	(14,267)	[1]
Change in other items, net	2,106	[1]	2,796	[1]	7,126	[1]
Change in other items, net	26,921		15,542		(4,422)
Net cash provided by operating activities	327,171	[1]	263,749	[1]	212,765	[1]
Cash flows from investing activities
Capital expenditures	(142,946)	[1]	(138,000)	[1]	(121,295)	[1]
Investments in equity affiliates	(93)	[1]	(310)	[1]	(382)	[1]
Net cash used in investing activities	(472,951)	[1]	(885,507)	[1]	(223,128)	[1]
Cash flows from financing activities
Borrowings, net of debt issuance costs	1,055,939	[1]	660,000	[1]	101,451	[1]
Repayments of debt	(869,000)	[1]	(361,000)	[1]	(101,451)	[1]
Revolving credit facility issuance costs			(12)	[1]	(4,263)	[1]
Proceeds from issuance of common and general partner units, net of offering expenses	335,317	[1]	345,803	[1]	122,539	[1]
Distributions to unitholders	(140,118)	[1]	(94,194)	[1]	(70,066)	[1]
Contributions from noncontrolling interest owners	33,637	[1]	2,053	[1]	40,262	[1]
Distributions to noncontrolling interest owners	(17,478)	[1]	(13,222)	[1]	(7,998)	[1]
Net contributions from Parent			39,420	[1]
Net (distributions to) Parent	(53,032)	[1]			(36,201)	[1]
Net cash provided by financing activities	345,265	[1]	578,848	[1]	44,273	[1]
Net increase (decrease) in cash and cash equivalents	199,485	[1]	(42,910)	[1]	33,910	[1]
Cash and cash equivalents at beginning of period	27,074	[1],[2]	69,984	[1]	36,074	[1]
Cash and cash equivalents at end of period	226,559	[1],[2]	27,074	[1],[2]	69,984	[1]
Supplemental disclosures
Elimination of net deferred tax liabilities	22,072	[1]	214,464	[1]
Contribution of assets from Parent			7,827	[1]
Contribution of assets (to) Parent	(29)	[1]
Increase (decrease) in accrued capital expenditures	5,402	[1]	5,218	[1]	13,390	[1]
Interest paid	25,828	[1]	16,497	[1]	9,372	[1]
Interest received	16,900	[1]	16,900	[1]	16,900	[1]
Taxes paid	190	[1]	507	[1]
Affiliated Entity Member
Cash flows from investing activities
Acquisitions from affiliates Acquisitions from third parties	(28,837)	[1]	(734,780)	[1]	(101,451)	[1]
Proceeds from sale of assets	382	[1]	2,805	[1]
Third Parties [Member]
Cash flows from investing activities
Acquisitions from affiliates Acquisitions from third parties	(301,957)	[1]	(18,047)	[1]
Proceeds from sale of assets	$ 500	[1]	$ 2,825	[1]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.